Document And Entity Information	6 Months Ended
Jun. 30, 2021
Document Information [Line Items]
Entity Central Index Key	0001792849
Entity Registrant Name	HighPeak Energy, Inc.
Amendment Flag	true
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2021
Document Type	S-1/A
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-3533602
Entity Address, Address Line One	421 W. 3rd Street, Suite 1000
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	817
Local Phone Number	850-9200
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.